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May 3, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	The Merger Fund VL 1933 Act/Rule 497(j) File Nos. 333-102461 and 811-21279 Post-Effective Amendment No. 41

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 21, 2023, and effective on April 28, 2023.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm Vice President, Chief Legal Officer, Counsel and Secretary

cc: Ralph Summa

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